Quarterly Report
April 30, 2019
MFS®  High Income Fund

Portfolio of Investments
4/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.2%
Aerospace – 1.0%
TransDigm, Inc., 6.5%, 7/15/2024		$4,015,000	$4,067,697
TransDigm, Inc., 6.5%, 5/15/2025		2,395,000	2,418,950
TransDigm, Inc., 6.25%, 3/15/2026 (n)		4,542,000	4,729,357
TransDigm, Inc., 6.375%, 6/15/2026		3,670,000	3,679,175
			$14,895,179
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.886% (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(p)(z)		$740,507	$74
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 4.086% (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(p)(z)		2,338,763	234
Lehman Brothers Commercial Conduit Mortgage Trust, 1.118%, 2/18/2030 (i)		169,720	4
			$312
Automotive – 1.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$12,478,000	$12,620,499
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		675,000	695,250
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		1,511,000	1,465,670
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		6,835,000	7,067,390
			$21,848,809
Broadcasting – 3.0%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$5,450,000	$5,681,625
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		2,480,000	2,566,800
Match Group, Inc., 6.375%, 6/01/2024		6,560,000	6,879,800
Netflix, Inc., 5.875%, 2/15/2025		5,390,000	5,821,200
Netflix, Inc., 4.875%, 4/15/2028		1,900,000	1,883,375
Netflix, Inc., 5.875%, 11/15/2028		4,260,000	4,494,300
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	2,745,000	3,351,296
Netflix, Inc., 3.875%, 11/15/2029 (z)		4,865,000	5,583,176
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$1,780,000	1,815,600
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		6,050,000	6,163,438
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		1,490,000	1,523,525
			$45,764,135
Building – 4.8%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$7,605,000	$7,880,681
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		4,970,000	5,119,100
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		4,688,000	4,510,794
Core & Main LP, 6.125%, 8/15/2025 (n)		5,415,000	5,374,388
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		3,820,000	3,791,350
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		5,035,000	4,902,831
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		3,985,000	3,716,013
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		6,150,000	6,299,137
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		4,888,000	4,955,210
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		4,536,000	4,547,340
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		3,680,000	3,749,000
Standard Industries, Inc., 6%, 10/15/2025 (n)		8,935,000	9,327,783
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		6,865,000	6,985,137
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		1,720,000	1,711,400
			$72,870,164
Business Services – 4.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$2,155,000	$2,200,794
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		5,245,000	5,330,231
CDK Global, Inc., 4.875%, 6/01/2027		8,050,000	8,130,500
Equinix, Inc., 5.375%, 4/01/2023		3,135,000	3,200,678
Equinix, Inc., 5.75%, 1/01/2025		4,330,000	4,492,375

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Equinix, Inc., 5.875%, 1/15/2026		$3,720,000	$3,929,250
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		6,195,000	6,278,199
First Data Corp., 5%, 1/15/2024 (n)		11,495,000	11,783,639
MSCI, Inc., 4.75%, 8/01/2026 (n)		6,075,000	6,225,660
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		3,675,000	3,950,625
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		3,495,000	3,591,113
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		3,860,000	4,081,950
			$63,195,014
Cable TV – 8.7%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$2,690,000	$2,757,250
Altice Financing S.A., 7.5%, 5/15/2026 (n)		925,000	938,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		10,830,000	11,100,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		2,185,000	2,261,475
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		15,210,000	15,886,845
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		5,765,000	5,988,394
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		5,145,000	5,283,272
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		12,855,000	13,242,321
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		3,705,000	4,043,081
DISH DBS Corp., 5.875%, 11/15/2024		2,670,000	2,302,875
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		3,130,000	2,903,075
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		7,085,000	6,411,925
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		2,750,000	2,770,625
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		8,125,000	8,389,063
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		2,785,000	2,854,625
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		9,600,000	9,528,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		7,195,000	7,446,825
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,535,000	1,611,750
Videotron Ltd., 5.125%, 4/15/2027 (n)		9,755,000	9,974,487
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		1,125,000	1,148,906
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		7,210,000	7,334,084
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		7,610,000	7,610,000
			$131,788,503
Chemicals – 2.8%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$9,470,000	$9,508,353
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		4,769,000	4,912,070
OCI N.V., 6.625%, 4/15/2023 (n)		8,005,000	8,337,207
PolyOne Corp., 5.25%, 3/15/2023		6,075,000	6,302,813
SPCM S.A., 4.875%, 9/15/2025 (n)		7,790,000	7,614,725
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)	EUR	3,575,000	4,113,692
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026		1,195,000	1,375,066
			$42,163,926
Computer Software – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$5,440,000	$5,540,001
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		3,320,000	3,597,112
			$9,137,113
Computer Software - Systems – 2.3%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$1,425,000	$1,508,719
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		2,190,000	2,247,487
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		7,870,000	8,184,800
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		4,705,000	4,899,081
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		9,280,000	9,488,800
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		7,875,000	8,076,797
			$34,405,684

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 3.4%
Amsted Industries Co., 5%, 3/15/2022 (n)		$4,736,000	$4,765,600
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		6,440,000	6,568,800
EnerSys, 5%, 4/30/2023 (n)		9,655,000	9,751,550
Entegris, Inc., 4.625%, 2/10/2026 (n)		10,005,000	10,005,000
Gates Global LLC, 6%, 7/15/2022 (n)		3,312,000	3,312,000
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		7,445,000	7,835,862
TriMas Corp., 4.875%, 10/15/2025 (n)		9,940,000	9,927,575
			$52,166,387
Construction – 1.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$2,555,000	$383,250
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		1,546,000	235,765
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		7,680,000	7,814,400
Toll Brothers Finance Corp., 4.875%, 11/15/2025		3,840,000	3,916,800
Toll Brothers Finance Corp., 4.35%, 2/15/2028		7,955,000	7,597,025
			$19,947,240
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)		$3,490,000	$3,442,013
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		6,155,000	6,353,114
Energizer Holdings, Inc., 7.75%, 1/15/2027 (n)		455,000	493,106
			$10,288,233
Consumer Services – 2.0%
Cimpress N.V., 7%, 6/15/2026 (n)		$5,250,000	$5,184,900
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		4,070,000	4,268,413
Matthews International Corp., 5.25%, 12/01/2025 (n)		5,390,000	5,261,987
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		4,620,000	4,654,650
Realogy Group LLC, 9.375%, 4/01/2027 (n)		3,470,000	3,604,289
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		6,705,000	6,772,050
			$29,746,289
Containers – 4.7%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	1,940,000	$2,206,410
ARD Finance S.A., 7.125%, 9/15/2023		$4,600,000	4,605,750
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		2,174,593	2,096,066
Berry Global Group, Inc., 5.5%, 5/15/2022		2,865,000	2,904,394
Berry Global Group, Inc., 6%, 10/15/2022		4,140,000	4,264,200
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		3,935,000	3,831,706
Crown American LLC, 4.5%, 1/15/2023		5,430,000	5,545,442
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		4,805,000	4,678,869
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		2,790,000	2,835,337
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		5,360,000	4,998,200
Multi-Color Corp., 6.125%, 12/01/2022 (n)		7,761,000	7,984,129
Reynolds Group, 5.75%, 10/15/2020		2,674,737	2,682,762
Reynolds Group, 5.125%, 7/15/2023 (n)		4,330,000	4,392,828
Reynolds Group, 7%, 7/15/2024 (n)		1,450,000	1,498,938
Sealed Air Corp., 4.875%, 12/01/2022 (n)		6,300,000	6,504,750
Silgan Holdings, Inc., 4.75%, 3/15/2025		5,270,000	5,217,300
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		4,085,000	4,422,012
			$70,669,093
Electrical Equipment – 0.8%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$3,360,000	$3,412,584
CommScope Technologies LLC, 5%, 3/15/2027 (n)		9,585,000	8,961,975
			$12,374,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.3%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$8,275,000	$8,626,687
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,215,000	4,478,438
Sensata Technologies B.V., 5%, 10/01/2025 (n)	7,065,000	7,241,625
		$20,346,750
Emerging Market Quasi-Sovereign – 0.8%
DAE Funding LLC, 5.75%, 11/15/2023 (n)	$4,580,000	$4,797,550
DAE Funding LLC, 5%, 8/01/2024 (n)	7,385,000	7,588,088
		$12,385,638
Energy - Independent – 2.5%
Callon Petroleum Co., 6.375%, 7/01/2026	$4,765,000	$4,872,212
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	5,120,000	5,056,000
Diamondback Energy, Inc., 5.375%, 5/31/2025	5,345,000	5,577,561
Jagged Peak Energy LLC, 5.875%, 5/01/2026	3,300,000	3,316,500
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	6,445,000	6,573,900
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,585,000	1,598,869
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	5,330,000	5,449,925
Sanchez Energy Corp., 6.125%, 1/15/2023	4,285,000	573,119
SM Energy Co., 6.75%, 9/15/2026	4,900,000	4,691,750
		$37,709,836
Entertainment – 1.7%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$5,710,000	$5,503,583
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (z)	2,155,000	2,197,427
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	6,750,000	7,036,875
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	10,565,000	10,565,000
		$25,302,885
Financial Institutions – 1.8%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$4,100,000	$4,249,896
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (z)	2,820,000	2,802,037
Barclays PLC, 7.875%, 12/29/2049	2,990,000	3,150,713
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	10,875,000	11,463,337
Wand Merger Corp., 8.125%, 7/15/2023 (n)	6,260,000	6,306,950
		$27,972,933
Food & Beverages – 3.4%
Aramark Services, Inc., 4.75%, 6/01/2026	$6,440,000	$6,536,600
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	8,775,000	8,884,687
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	4,935,000	5,218,763
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	4,312,000	4,435,970
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	7,320,000	7,428,922
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	3,170,000	3,217,550
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	2,275,000	2,309,125
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	5,915,000	6,107,238
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	7,555,000	7,724,987
		$51,863,842
Gaming & Lodging – 4.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,265,000	$5,403,206
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	3,185,000	3,349,059
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	4,545,000	4,776,522
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	2,770,000	2,925,286
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	5,790,000	5,927,513
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,420,000	7,512,750
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	4,425,000	4,458,188
MGM Growth Properties LLC, 4.5%, 9/01/2026	6,245,000	6,166,937
MGM Resorts International, 6.625%, 12/15/2021	2,815,000	3,021,762

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	$6,215,000	$6,222,769
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	3,640,000	3,703,700
Scientific Games Corp., 8.25%, 3/15/2026 (n)	3,025,000	3,134,656
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	7,605,000	7,757,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	7,520,000	7,614,000
		$71,973,448
Industrial – 0.6%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$8,620,000	$8,620,000
Insurance - Health – 0.9%
Centene Corp., 6.125%, 2/15/2024	$3,530,000	$3,697,675
Centene Corp., 5.375%, 6/01/2026 (n)	9,415,000	9,793,765
		$13,491,440
Insurance - Property & Casualty – 0.8%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$6,180,000	$5,840,100
Hub International Ltd., 7%, 5/01/2026 (n)	6,560,000	6,617,400
		$12,457,500
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$3,720,000	$3,854,850
Major Banks – 0.6%
Credit Suisse Group AG, 7.25% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/29/2049 (n)	$2,108,000	$2,191,266
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	7,030,000	7,261,892
		$9,453,158
Medical & Health Technology & Services – 5.0%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$5,590,000	$5,645,900
Avantor, Inc., 9%, 10/01/2025 (n)	5,300,000	5,763,750
DaVita, Inc., 5%, 5/01/2025	3,955,000	3,869,730
Encompass Health Corp., 5.75%, 9/15/2025	2,625,000	2,694,510
HCA, Inc., 7.5%, 2/15/2022	6,000,000	6,600,000
HCA, Inc., 5.375%, 2/01/2025	13,090,000	13,777,225
HCA, Inc., 5.875%, 2/15/2026	4,300,000	4,633,250
HealthSouth Corp., 5.125%, 3/15/2023	5,855,000	5,920,869
HealthSouth Corp., 5.75%, 11/01/2024	2,105,000	2,133,944
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	4,745,000	4,507,750
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (z)	3,885,000	3,905,202
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	2,240,000	2,228,800
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	3,615,000	3,691,819
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	6,105,000	6,372,093
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	4,620,000	4,469,850
		$76,214,692
Medical Equipment – 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$5,595,000	$5,734,875
Teleflex, Inc., 4.875%, 6/01/2026	3,310,000	3,376,200
Teleflex, Inc., 4.625%, 11/15/2027	3,330,000	3,313,350
		$12,424,425
Metals & Mining – 4.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$3,560,000	$3,591,150
Big River Steel LLC, 7.25%, 9/01/2025 (n)	4,245,000	4,518,887
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	4,185,000	4,145,243
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	7,110,000	6,674,512
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	12,021,000	12,682,155
Kaiser Aluminum Corp., 5.875%, 5/15/2024	8,155,000	8,440,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	$6,360,000	$5,342,400
Novelis Corp., 5.875%, 9/30/2026 (n)	7,030,000	7,144,237
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	5,945,000	5,781,513
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	4,520,000	4,559,550
TMS International Corp., 7.25%, 8/15/2025 (n)	5,105,000	5,002,900
		$67,882,972
Midstream – 5.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$2,810,000	$2,838,100
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	3,640,000	3,717,350
Cheniere Energy, Inc., 5.875%, 3/31/2025	8,970,000	9,665,175
DCP Midstream Operating LP, 4.95%, 4/01/2022	2,916,000	2,988,900
DCP Midstream Operating LP, 3.875%, 3/15/2023	5,170,000	5,170,000
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	3,840,000	4,036,646
DCP Midstream Operating LP, 5.6%, 4/01/2044	3,605,000	3,424,750
Energy Transfer Operating Co., 5.875%, 1/15/2024	7,340,000	8,012,126
EnLink Midstream Partners LP, 4.4%, 4/01/2024	11,435,000	11,349,237
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	11,095,000	11,303,031
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,640,000	5,710,500
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,645,000	2,704,513
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	11,235,000	11,403,525
		$82,323,853
Network & Telecom – 0.4%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$6,710,000	$6,810,650
Oil Services – 0.7%
Apergy Corp., 6.375%, 5/01/2026	$6,400,000	$6,608,000
Diamond Offshore Drill Co., 5.7%, 10/15/2039	6,490,000	4,574,671
		$11,182,671
Oils – 1.1%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$10,715,000	$10,902,513
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	1,035,000	1,064,756
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	4,435,000	4,568,050
		$16,535,319
Pharmaceuticals – 1.4%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$4,220,000	$4,241,100
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	3,265,000	2,709,950
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	5,760,000	5,781,600
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	8,300,000	8,393,375
		$21,126,025
Printing & Publishing – 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$6,216,000	$6,174,850
TEGNA, Inc., 5.5%, 9/15/2024 (n)	5,085,000	5,218,481
		$11,393,331
Real Estate - Healthcare – 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$4,370,000	$4,451,937
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	9,580,000	9,603,950
		$14,055,887
Real Estate - Other – 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$8,580,000	$8,773,050
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	3,795,000	3,927,825
		$12,700,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.9%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$5,125,000	$5,240,312
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	7,975,000	8,224,219
		$13,464,531
Retailers – 0.7%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$3,405,000	$3,456,075
L Brands, Inc., 5.25%, 2/01/2028	4,370,000	3,905,687
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	3,075,000	3,067,313
		$10,429,075
Specialty Chemicals – 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$4,920,000	$4,761,576
Univar USA, Inc., 6.75%, 7/15/2023 (n)	9,100,000	9,257,794
		$14,019,370
Specialty Stores – 0.5%
Penske Automotive Group Co., 5.375%, 12/01/2024	$3,885,000	$3,933,563
Penske Automotive Group Co., 5.5%, 5/15/2026	3,480,000	3,471,300
		$7,404,863
Telecommunications - Wireless – 5.0%
Altice France S.A., 6.25%, 5/15/2024 (n)	$2,050,000	$2,101,250
Altice France S.A., 8.125%, 2/01/2027 (n)	4,760,000	4,974,200
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	3,050,000	3,107,188
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	5,270,000	4,966,975
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	4,607,000	3,262,677
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,320,000	1,320,422
SBA Communications Corp., 4%, 10/01/2022	7,520,000	7,557,600
SBA Communications Corp., 4.875%, 9/01/2024	3,640,000	3,696,921
SFR Group S.A., 7.375%, 5/01/2026 (n)	3,925,000	3,976,516
Sprint Corp., 7.875%, 9/15/2023	5,255,000	5,474,133
Sprint Corp., 7.125%, 6/15/2024	12,260,000	12,286,819
Sprint Nextel Corp., 6%, 11/15/2022	7,625,000	7,672,656
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	2,929,050
T-Mobile USA, Inc., 5.125%, 4/15/2025	4,325,000	4,454,750
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,610,000	4,931,317
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,255,000	3,422,053
		$76,134,527
Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$3,985,000	$4,034,813
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,385,000	5,485,161
		$9,519,974
Transportation - Services – 0.2%
Navios South American Logistics, Inc., 7.25%, 5/01/2022	$2,045,000	$1,876,288
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	2,324,000	1,162,000
		$3,038,288
Utilities - Electric Power – 2.5%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$11,360,000	$11,615,600
Covanta Holding Corp., 5.875%, 3/01/2024	4,795,000	4,932,856
Covanta Holding Corp., 6%, 1/01/2027	3,140,000	3,194,950
Drax Finco PLC, 6.625%, 11/01/2025 (n)	6,280,000	6,342,800
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	8,250,000	8,276,812
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,545,000	2,500,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	$600,000	$600,000
		$37,463,481
Total Bonds		$1,430,817,729
Floating Rate Loans (r) – 0.8%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 4.608%, 11/01/2023	$1,241,000	$1,234,795
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 5.233%, 3/31/2024	$1,469,540	$1,471,148
Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4.25%, 10/31/2023	$1,904,284	$1,901,310
Food & Beverages – 0.1%
U.S. Foods Holding Corp., Term Loan B, 4.483%, 6/27/2023	$1,234,653	$1,231,823
Medical & Health Technology & Services – 0.2%
DaVita, Inc., Term Loan B, 5.233%, 6/24/2021	$3,566,530	$3,569,500
Oil Services – 0.2%
Apergy Corp., Term Loan B, 5.028%, 5/09/2025 (o)	$2,596,722	$2,592,393
Total Floating Rate Loans		$12,000,969
Common Stocks – 0.2%
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,250	$2,890,615
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$2,175,000	$1,995,155
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,104	$4,209
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,105	1,579
Total Warrants				$5,788

Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 2.48% (v)	52,445,670	$52,445,670

Other Assets, Less Liabilities – 1.2%		17,990,999
Net Assets – 100.0%		$1,518,146,925
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $52,445,670 and $1,447,710,256, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $909,322,438, representing 59.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024	4/11/19	$2,804,825	$2,802,037
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.886% (LIBOR - 3mo. + 1.3%), 4/26/2050	4/12/06-4/30/19	670,930	74
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 4.086% (LIBOR - 3mo. + 1.5%), 4/26/2050	4/12/06-4/30/19	2,101,425	234
Live Nation Entertainment, Inc., 4.875%, 11/01/2024	4/10/19-4/12/19	2,198,186	2,197,427
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	4/08/15-8/08/17	4,502,675	4,458,188
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024	3/20/19-4/02/19	3,873,144	3,905,202
Netflix, Inc., 3.875%, 11/15/2029	4/24/19-4/29/19	5,465,228	5,583,176
Total Restricted Securities			$18,946,338
% of Net assets			1.2%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 4/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	10,903,018	EUR	9,597,389	Merrill Lynch International	7/12/2019	$70,460
Liability Derivatives
USD	1,243,507	EUR	1,110,000	Citibank N.A.	7/12/2019	$(9,349)
USD	4,253,227	EUR	3,791,357	UBS AG	7/12/2019	(26,071)
						$(35,420)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	23	$3,429,168	June – 2019	$(23,269)
U.S. Treasury Note 10 yr	Short	USD	193	23,868,672	June – 2019	(198,719)
U.S. Treasury Note 5 yr	Short	USD	325	37,583,203	June – 2019	(13,842)
						$(235,830)
At April 30, 2019, the fund had cash collateral of $475,785 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$5,788	$2,890,615	$2,896,403
Non-U.S. Sovereign Debt	—	12,385,638	—	12,385,638
U.S. Corporate Bonds	—	1,177,020,156	—	1,177,020,156
Asset-Backed Securities (including CDOs)	—	312	—	312
Foreign Bonds	—	243,406,778	—	243,406,778
Floating Rate Loans	—	12,000,969	—	12,000,969
Mutual Funds	52,445,670	—	—	52,445,670
Total	$52,445,670	$1,444,819,641	$2,890,615	$1,500,155,926
Other Financial Instruments
Futures Contracts - Liabilities	$(235,830)	$—	$—	$(235,830)
Forward Foreign Currency Exchange Contracts - Assets	—	70,460	—	70,460
Forward Foreign Currency Exchange Contracts - Liabilities	—	(35,420)	—	(35,420)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/19	$2,890,615
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/19	$2,890,615
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2019 is $0. At April 30, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,476,944	$65,440,383	$86,475,571	$(1,318)	$5,232	$52,445,670
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$426,812	$—